Acquisition Strategy	6 Months Ended
May 31, 2026
Acquisition Strategy [Abstract]
ACQUISITION STRATEGY
16.	ACQUISITION STRATEGY

In March 2026, the Company signed a definitive agreement to acquire United Planning Company Limited. Management expected that the acquisition will strengthen the operation of the Group and create more local business opportunities in order to leverage the current strong momentum in the Hong Kong IPO market. The acquisition was accounted for as a business combination in accordance with ASC 805, and the Company allocates the purchase price to the fair value of the acquired assets and assumed liabilities upon closing. The integration of this business may require additional resources and could impact on operating expenses in future periods.

During the interim period ended May 31, 2026, the Company further incorporated five new wholly-owned subsidiaries, which have been consolidated into the Group’s condensed consolidated financial statements. These entities were established as part of the Company’s strategic expansion framework, to serve as dedicated investment and operating platforms for pursuing targeted inorganic growth opportunities, including potential future business acquisitions, strategic investments, market entry initiatives and related corporate development activities. The Company’s acquisition strategy focuses on identifying complementary businesses, technologies or assets that are aligned with the Group’s long-term business objectives. These newly formed legal entities provide structural flexibility to evaluate, negotiate and execute potential transactions, while segregating respective project-related activities.